Long-term Debt - Summary of Debt Instruments (Detail) (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Accumulated Amortization, Debt Issuance Costs	$ 3.7	$ 1.8